LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Schedule of leases [Table Text Block]
	Three months ended March 31, 2024	Three months ended March 31, 2023
Components of lease expense
Operating lease expense	$165	$316
Short-term lease expense	142	55
Sublease income	(84)	-
Total lease expense	$223	$371

Other Information
Operating cash flows from operating leases	$345	$324
ROU assets obtained in exchange for new operating lease liabilities	1,247	97
Weighted-average remaining lease term in years for operating leases	3.7	2.9
Weighted-average discount rate for operating leases	8.9%	7.7%

Thousands of United States dollars	Year ended December 31, 2023	Year ended December 31, 2022
Components of lease expense
Operating lease expense	$1,211	$937
Short-term lease expense	324	308
Sublease income	(71)	-
Total lease expense	$1,464	$1,245

Other Information
Operating cash outflows from operating leases	$1,403	$859
ROU assets obtained in exchange for new operating lease liabilities	245	2,609
Weighted-average remaining lease term in years for operating leases	2.7	3.5
Weighted-average discount rate for operating leases	7.9%	7.9%

Schedule of maturities of operating lease liabilities [Table Text Block]
Thousands of United States dollars	Operating Leases
2024	$794
2025	766
2026	678
2027	505
2028	322
Thereafter	28
Total future lease payments	3,093
Less: imputed interest	(473)
Total lease liabilities	2,620
Less: current lease liabilities	(803)
Total non-current lease liabilities	$1,817

Thousands of United States dollars	Operating Leases
2024	$900
2025	460
2026	374
2027	192
Total future lease payments	1,926
Less: imputed interest	(185)
Total lease liabilities	1,741
Less: current lease liabilities	(799)
Total non-current lease liabilities	$942

TruHC Pharma GmbH [Member]
Lessee, Lease, Description [Line Items]
Schedule of leases [Table Text Block]
	For the Three Months Ended March 31, 2024	For the Three Months Ended March 31, 2023
Components of lease expense
Operating lease expense	€29,970	€31,516
Total lease expense	€29,970	€31,516

Other Information
Operating cash flows from operating leases	€26,343	€26,343
ROU assets obtained in exchange for new operating lease liabilities	€-	€-
Weighted-average remaining lease term in years for operating leases	6.08	7.08
Weighted-average discount rate for operating leases	8.77%	8.77%

	Year ended December 31, 2023	For the period from February 17, 2022 to December 31, 2022
Components of lease expense
Operating lease expense	€123,105	€84,783
Total lease expense	€123,105	€84,783

Other Information
Operating cash flows from operating leases	€105,373	€70,249
ROU assets obtained in exchange for new operating lease liabilities	€-	€604,294
Weighted-average remaining lease term in years for operating leases	6.33	7.33
Weighted-average discount rate for operating leases	8.77%	8.77%

Schedule of maturities of operating lease liabilities [Table Text Block]
Operating Leases
2024	€79,030
2025	105,373
2026	105,373
2027	105,373
2028	105,373
Thereafter	140,497
Total future lease payments	641,019
Less: imputed interest	145,612
Total lease liabilities	495,407
Less: current lease liabilities	(64,477)
Total non-current lease liabilities	€430,930

Operating Leases
2024	€105,373
2025	105,373
2026	105,373
2027	105,373
2028	105,373
Thereafter	140,497
Total future lease payments	667,362
Less: imputed interest	(156,698)
Total lease liabilities	510,664
Less: current lease liabilities	(63,083)
Total non-current lease liabilities	€447,581